Cover	Feb. 17, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	MoneyLion Inc., a Delaware corporation (the "Company"), is filing this Amendment No. 1 on Form 8-K/A (this "Amendment") to amend its Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission on February 18, 2022 (the "Original Report") in order to include the audited financial statements of Even Financial Inc., a Delaware corporation ("Even Financial"), as of and for the years ended December 31, 2021 and December 31, 2020, and to include related pro forma financial statements with respect to the Acquisition (as defined below). As discussed more fully in our Original Report, on February 17, 2022, the Company (a) entered into an Amended and Restated Agreement and Plan of Merger ("Amended and Restated Merger Agreement"), by and among the Company, Epsilon Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of the Company, Even Financial and Fortis Advisors LLC, a Delaware limited liability company, solely in its capacity as representative of the equityholders of Even Financial, and (b) completed the previously announced acquisition of Even Financial pursuant to the Amended and Restated Merger Agreement (the "Acquisition"). Except as described in this Explanatory Note, this Amendment does not amend or otherwise update the Original Report. Therefore, this Amendment should be read in conjunction with the Original Report.
Document Period End Date	Feb. 17, 2022
Entity File Number	001-39346
Entity Registrant Name	MONEYLION INC.
Entity Central Index Key	0001807846
Entity Tax Identification Number	85-0849243
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 West 21st Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	300-9865
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ML
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Redeemable warrants: each whole warrant exercisable for one share of Class A common stock, par value $0.0001
Trading Symbol	ML WS
Security Exchange Name	NYSE